General and Administrative expenses	12 Months Ended
Dec. 31, 2025
General and Administrative expenses
General and Administrative expenses
11.	General and Administrative expenses

General and administrative expenses are analyzed as follows:

For the year ended December 31,	2025	2024	2023
Employee costs	8,466,935	7,665,227	5,816,591
Directors’ fees and expenses	1,029,845	1,200,219	906,598
Professional fees	1,909,549	1,625,369	2,032,332
Other expenses	198,571	420,047	1,177,852
Total	11,604,900	10,910,862	9,933,373

Insurance cover, for certain directors and executives of the Group, in respect to their potential liability towards the Group and third parties for the years ended December 31, 2025, 2024 and 2023, amounted to $483,547, $481,696 and $387,864, respectively.